UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2023

CLEARBRIDGE

SMALL CAP GROWTH FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Small Cap Growth Fund for the six-month reporting period ended April 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective December 31, 2023, Jeffrey Bailin, CFA will join the Fund’s portfolio management team. For more information, please see the Fund’s prospectus supplement dated May 1, 2023.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2023

II	ClearBridge Small Cap Growth Fund

Performance review

For the six months ended April 30, 2023, Class A shares of ClearBridge Small Cap Growth Fund, excluding sales charges, returned 1.16%. The Fund’s unmanaged benchmark, the Russell 2000 Growth Indexi, returned -0.29% for the same period. The Lipper Small-Cap Growth Funds Category Averageii returned 0.88% over the same time frame.

Performance Snapshot as of April 30, 2023 (unaudited)
(excluding sales charges)	6 months
ClearBridge Small Cap Growth Fund:
Class 1[1]	1.30%
Class A	1.16%
Class C	0.78%
Class FI	1.09%
Class R	1.04%
Class I	1.31%
Class IS	1.36%
Russell 2000 Growth Index	-0.29%
Lipper Small-Cap Growth Funds Category Average	0.88%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2023, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class FI, Class R, Class I and Class IS shares were 0.89%, 1.18%, 1.99%, 1.20%, 1.48%, 0.90% and 0.78%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Class 1 shares of the Fund are closed to all purchases or incoming exchanges. Investors owning Class 1 may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions, except through dividend reinvestment.

ClearBridge Small Cap Growth Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2023

RISKS: Equity securities are subject to price and market fluctuations. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investments in foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political, social and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 712 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	ClearBridge Small Cap Growth Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2023 and October 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2022 and held for the six months ended April 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	1.30%	$1,000.00	$1,013.00	0.92%	$4.59	Class 1	5.00%	$1,000.00	$1,020.23	0.92%	$4.61
Class A	1.16	1,000.00	1,011.60	1.18	5.89	Class A	5.00	1,000.00	1,018.94	1.18	5.91
Class C	0.78	1,000.00	1,007.80	2.00	9.96	Class C	5.00	1,000.00	1,014.88	2.00	9.99
Class FI	1.09	1,000.00	1,010.90	1.28	6.38	Class FI	5.00	1,000.00	1,018.45	1.28	6.41
Class R	1.04	1,000.00	1,010.40	1.46	7.28	Class R	5.00	1,000.00	1,017.55	1.46	7.30
Class I	1.31	1,000.00	1,013.10	0.91	4.54	Class I	5.00	1,000.00	1,020.28	0.91	4.56
Class IS	1.36	1,000.00	1,013.60	0.78	3.89	Class IS	5.00	1,000.00	1,020.93	0.78	3.91

2	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

[1]	For the six months ended April 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2023

ClearBridge Small Cap Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.3%
Communication Services — 2.9%
Diversified Telecommunication Services — 2.4%
Iridium Communications Inc.	1,635,652	$103,814,832
Media — 0.5%
Integral Ad Science Holding Corp.	150,575	2,368,545	*
Klaviyo Inc.	802,521	17,682,616	*(a)(b)(c)
Total Media		20,051,161
Total Communication Services		123,865,993
Consumer Discretionary — 7.2%
Automobile Components — 2.5%
Fox Factory Holding Corp.	960,343	106,473,228	*
Diversified Consumer Services — 0.8%
Chegg Inc.	1,931,112	34,721,394	*
Hotels, Restaurants & Leisure — 2.6%
Dutch Bros Inc., Class A Shares	691,223	21,531,596	*
Wingstop Inc.	440,506	88,149,656
Total Hotels, Restaurants & Leisure		109,681,252
Specialty Retail — 1.3%
National Vision Holdings Inc.	2,758,592	58,040,776	*
Total Consumer Discretionary		308,916,650
Consumer Staples — 9.5%
Consumer Staples Distribution & Retail — 8.5%
BJ’s Wholesale Club Holdings Inc.	2,093,888	159,910,227	*
Casey’s General Stores Inc.	440,131	100,710,775
Grocery Outlet Holding Corp.	1,890,908	56,311,240	*
Performance Food Group Co.	777,361	48,732,761	*
Total Consumer Staples Distribution & Retail		365,665,003
Food Products — 1.0%
Calavo Growers Inc.	514,599	16,446,584
Hain Celestial Group Inc.	1,474,543	26,438,557	*
Total Food Products		42,885,141
Total Consumer Staples		408,550,144
Energy — 3.6%
Energy Equipment & Services — 3.0%
Cactus Inc., Class A Shares	1,657,331	67,088,759
ChampionX Corp.	2,334,270	63,212,032
Total Energy Equipment & Services		130,300,791

See Notes to Financial Statements.

4	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

ClearBridge Small Cap Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.6%
Matador Resources Co.	527,371	$25,857,000
Total Energy		156,157,791
Financials — 7.0%
Capital Markets — 2.9%
Hamilton Lane Inc., Class A Shares	917,592	67,608,179
PJT Partners Inc., Class A Shares	817,866	56,244,645
Total Capital Markets		123,852,824
Financial Services — 2.0%
Shift4 Payments Inc., Class A Shares	1,304,970	88,437,817	*
Insurance — 2.1%
American Equity Investment Life Holding Co.	1,342,334	51,733,552
Trupanion Inc.	1,096,600	38,501,626	*
Total Insurance		90,235,178
Total Financials		302,525,819
Health Care — 24.2%
Biotechnology — 0.6%
Biohaven Ltd.	343,585	4,494,092	*
Ultragenyx Pharmaceutical Inc.	546,832	23,880,153	*
Total Biotechnology		28,374,245
Health Care Equipment & Supplies — 9.4%
Insulet Corp.	143,104	45,512,796	*
Integra LifeSciences Holdings Corp.	1,635,840	90,494,669	*
Omnicell Inc.	612,593	37,227,276	*
Penumbra Inc.	491,992	139,784,767	*
Silk Road Medical Inc.	1,359,847	59,860,465	*
STAAR Surgical Co.	428,851	30,221,130	*
Total Health Care Equipment & Supplies		403,101,103
Health Care Providers & Services — 5.2%
HealthEquity Inc.	558,631	29,858,827	*
Progyny Inc.	2,089,882	69,467,678	*
Surgery Partners Inc.	3,104,975	123,143,308	*
Total Health Care Providers & Services		222,469,813
Health Care Technology — 2.2%
Certara Inc.	3,061,521	73,996,963	*
Definitive Healthcare Corp.	1,800,400	19,264,280	*
Total Health Care Technology		93,261,243
Life Sciences Tools & Services — 4.8%
Azenta Inc.	759,021	33,009,823	*
CryoPort Inc.	1,001,628	21,074,253	*
ICON PLC, ADR	358,149	69,011,731	*

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2023

ClearBridge Small Cap Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Life Sciences Tools & Services — continued
Olink Holding AB, ADR	1,205,806	$26,009,236	*
Syneos Health Inc.	1,463,663	57,463,409	*
Total Life Sciences Tools & Services		206,568,452
Pharmaceuticals — 2.0%
Intra-Cellular Therapies Inc.	698,909	43,437,194	*
Pacira BioSciences Inc.	930,579	42,164,535	*
Total Pharmaceuticals		85,601,729
Total Health Care		1,039,376,585
Industrials — 18.8%
Aerospace & Defense — 0.4%
BWX Technologies Inc.	272,400	17,591,592
Air Freight & Logistics — 3.5%
Forward Air Corp.	782,978	82,612,009
GXO Logistics Inc.	1,238,958	65,825,838	*
Total Air Freight & Logistics		148,437,847
Building Products — 4.6%
Hayward Holdings Inc.	2,172,430	26,156,057	*
Masonite International Corp.	680,290	62,185,309	*
Trex Co. Inc.	1,988,337	108,682,501	*
Total Building Products		197,023,867
Electrical Equipment — 2.7%
Bloom Energy Corp., Class A Shares	3,185,895	53,045,152	*
Shoals Technologies Group Inc., Class A Shares	2,950,661	61,639,308	*
Total Electrical Equipment		114,684,460
Ground Transportation — 0.8%
XPO Inc.	796,977	35,210,444	*
Machinery — 5.2%
Albany International Corp., Class A Shares	448,310	40,890,355
RBC Bearings Inc.	576,757	130,929,607	*
Tennant Co.	673,101	51,438,378
Total Machinery		223,258,340
Trading Companies & Distributors — 1.6%
H&E Equipment Services Inc.	1,626,202	59,356,373
Xometry Inc., Class A Shares	830,363	11,533,742	*
Total Trading Companies & Distributors		70,890,115
Total Industrials		807,096,665
Information Technology — 22.9%
Communications Equipment — 0.6%
Viavi Solutions Inc.	2,796,688	25,058,325	*

See Notes to Financial Statements.

6	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

ClearBridge Small Cap Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.0%
Brain Corp.	598,883	$2,588,677	*(a)(b)(c)
nLight Inc.	846,412	7,423,033	*
OSI Systems Inc.	310,818	35,110,001	*
Total Electronic Equipment, Instruments & Components		45,121,711
IT Services — 0.6%
Wix.com Ltd.	322,814	28,159,065	*
Semiconductors & Semiconductor Equipment — 6.6%
Allegro MicroSystems Inc.	2,492,347	89,151,252	*
Lattice Semiconductor Corp.	1,421,916	113,326,706	*
Monolithic Power Systems Inc.	172,228	79,564,169
Total Semiconductors & Semiconductor Equipment		282,042,127
Software — 14.1%
Aspen Technology Inc.	274,667	48,616,059	*
Envestnet Inc.	964,427	61,125,383	*
HubSpot Inc.	34,686	14,601,072	*
Jamf Holding Corp.	1,541,550	29,166,126	*
Model N Inc.	1,995,248	61,453,638	*(d)
New Relic Inc.	773,174	55,258,746	*
PagerDuty Inc.	3,096,396	93,077,664	*
Paycor HCM Inc.	2,698,346	63,411,131	*
Qualys Inc.	285,453	32,239,062	*
Sprout Social Inc., Class A Shares	1,350,145	66,508,143	*
Varonis Systems Inc.	2,441,151	56,537,057	*
Zeta Global Holdings Corp., Class A Shares	2,422,733	23,524,737	*
Total Software		605,518,818
Total Information Technology		985,900,046
Materials — 2.2%
Chemicals — 2.2%
Balchem Corp.	416,129	54,679,350
Element Solutions Inc.	1,127,400	20,462,310
Livent Corp.	847,088	18,508,873	*
Total Materials		93,650,533
Total Common Stocks (Cost — $2,995,841,808)		4,226,040,226

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2023

ClearBridge Small Cap Growth Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Preferred Stocks — 0.3%
Health Care — 0.1%
Pharmaceuticals — 0.1%
Caris Life Sciences Inc., Series C	—	2,075,035	$3,442,809	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—	360,901	598,791	*(a)(b)(c)
Total Health Care			4,041,600
Information Technology — 0.2%
Electronic Equipment, Instruments & Components — 0.2%
Brain Corp.	—	1,923,387	8,313,856	*(a)(b)(c)
Total Preferred Stocks (Cost — $18,797,220)			12,355,456
Total Investments before Short-Term Investments (Cost — $3,014,639,028)			4,238,395,682
Short-Term Investments — 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.433%	54,770,175	54,770,175	(e)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.717%	23,472,932	23,472,932	(d)(e)
Total Short-Term Investments (Cost — $78,243,107)			78,243,107
Total Investments — 100.4% (Cost — $3,092,882,135)			4,316,638,789
Liabilities in Excess of Other Assets — (0.4)%			(16,842,953)
Total Net Assets — 100.0%			$4,299,795,836

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 9).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2023, the total market value of investments in Affiliated Companies was $84,926,570 and the cost was $97,285,113 (Note 8).

(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

8	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $2,995,597,022)	$4,231,712,219
Investments in affiliated securities, at value (Cost — $97,285,113)	84,926,570
Receivable for Fund shares sold	3,135,355
Dividends receivable from unaffiliated investments	350,821
Dividends receivable from affiliated investments	82,480
Prepaid expenses	42,285
Total Assets	4,320,249,730

Liabilities:
Payable for securities purchased	11,371,998
Payable for Fund shares repurchased	5,088,285
Investment management fee payable	2,683,515
Service and/or distribution fees payable	224,679
Trustees’ fees payable	23,638
Accrued expenses	1,061,779
Total Liabilities	20,453,894
Total Net Assets	$4,299,795,836

Net Assets:
Par value (Note 7)	$1,153
Paid-in capital in excess of par value	3,097,303,105
Total distributable earnings (loss)	1,202,491,578
Total Net Assets	$4,299,795,836

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2023

Net Assets:
Class 1	$3,428,697
Class A	$897,911,420
Class C	$1,999,414
Class FI	$2,791,281
Class R	$83,652,096
Class I	$1,079,039,347
Class IS	$2,230,973,581

Shares Outstanding:
Class 1	95,800
Class A	26,410,596
Class C	86,337
Class FI	81,514
Class R	2,598,796
Class I	28,447,957
Class IS	57,554,693

Net Asset Value:
Class 1 (and redemption price)	$35.79
Class A (and redemption price)	$34.00
Class C*	$23.16
Class FI (and redemption price)	$34.24
Class R (and redemption price)	$32.19
Class I (and redemption price)	$37.93
Class IS (and redemption price)	$38.76
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$35.98

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2023

Investment Income:
Dividends from unaffiliated investments	$7,816,521
Dividends from affiliated investments	388,998
Total Investment Income	8,205,519

Expenses:
Investment management fee (Note 2)	15,999,753
Transfer agent fees (Note 5)	1,586,873
Service and/or distribution fees (Notes 2 and 5)	1,353,085
Trustees’ fees	161,272
Registration fees	118,048
Fund accounting fees	54,819
Legal fees	51,295
Audit and tax fees	20,757
Shareholder reports	19,549
Commitment fees (Note 10)	18,777
Insurance	12,954
Custody fees	9,708
Miscellaneous expenses	12,323
Total Expenses	19,419,213
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(6,931)
Net Expenses	19,412,282
Net Investment Loss	(11,206,763)

Realized and Unrealized Gain (Loss) on Investments and Written Options (Notes 1, 3, 4 and 11):
Net Realized Gain From:
Investment transactions in unaffiliated securities	31,083,095
Written options	786,576
Net Realized Gain	31,869,671
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	39,854,165
Investments in affiliated securities	(14,150,704)
Change in Net Unrealized Appreciation (Depreciation)	25,703,461
Net Gain on Investments and Written Options	57,573,132
Increase in Net Assets From Operations	$46,366,369

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2023 (unaudited) and the Year Ended October 31, 2022	2023	2022

Operations:
Net investment loss	$(11,206,763)	$(29,286,214)
Net realized gain	31,869,671	145,817,580
Change in net unrealized appreciation (depreciation)	25,703,461	(2,028,884,822)
Increase (Decrease) in Net Assets From Operations	46,366,369	(1,912,353,456)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(620,167,731)
Decrease in Net Assets From Distributions to Shareholders	—	(620,167,731)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	600,961,228	1,315,209,013
Reinvestment of distributions	—	528,805,094
Cost of shares repurchased	(546,957,200)	(1,451,571,677)
Shares redeemed in-kind (Note 11)	—	(290,159,627)
Increase in Net Assets From Fund Share Transactions	54,004,028	102,282,803
Increase (Decrease) in Net Assets	100,370,397	(2,430,238,384)

Net Assets:
Beginning of period	4,199,425,439	6,629,663,823
End of period	$4,299,795,836	$4,199,425,439

See Notes to Financial Statements.

12	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class 1 Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$35.33	$56.17	$42.48	$35.87	$38.54	$33.67

Income (loss) from operations:
Net investment loss	(0.10)	(0.23)	(0.30)	(0.23)	(0.21)	(0.21)
Net realized and unrealized gain (loss)	0.56	(15.16)	17.24	9.47	2.21	6.24
Total income (loss) from operations	0.46	(15.39)	16.94	9.24	2.00	6.03

Less distributions from:
Net realized gains	—	(5.45)	(3.25)	(2.63)	(4.67)	(1.16)
Total distributions	—	(5.45)	(3.25)	(2.63)	(4.67)	(1.16)

Net asset value, end of period	$35.79	$35.33	$56.17	$42.48	$35.87	$38.54
Total return[3]	1.30%	(29.76)%	41.62%	27.19%	6.58%	18.52%

Net assets, end of period (000s)	$3,429	$3,487	$5,366	$4,415	$3,750	$3,882

Ratios to average net assets:
Gross expenses	0.92%[4]	0.89%	0.89%	0.92%	0.93%	0.93%
Net expenses[5]	0.92 [4,6]	0.89 [6]	0.89 [6]	0.92 [6]	0.93	0.93
Net investment loss	(0.53) [4]	(0.58)	(0.58)	(0.62)	(0.58)	(0.54)

Portfolio turnover rate	6%	9%[7]	19%[7]	21%[7]	18%[7]	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the ratio of total annual fund operating expenses of Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$33.61	$53.85	$40.95	$34.74	$37.57	$32.93

Income (loss) from operations:
Net investment loss	(0.14)	(0.33)	(0.42)	(0.31)	(0.29)	(0.30)
Net realized and unrealized gain (loss)	0.53	(14.46)	16.57	9.15	2.13	6.10
Total income (loss) from operations	0.39	(14.79)	16.15	8.84	1.84	5.80

Less distributions from:
Net realized gains	—	(5.45)	(3.25)	(2.63)	(4.67)	(1.16)
Total distributions	—	(5.45)	(3.25)	(2.63)	(4.67)	(1.16)

Net asset value, end of period	$34.00	$33.61	$53.85	$40.95	$34.74	$37.57
Total return[3]	1.16%	(29.95)%	41.23%	26.90%	6.29%	18.23%

Net assets, end of period (millions)	$898	$887	$1,332	$993	$895	$906

Ratios to average net assets:
Gross expenses	1.18%[4]	1.18%	1.16%	1.17%	1.19%	1.19%
Net expenses[5,6]	1.18 [4]	1.18	1.16	1.17	1.19	1.19
Net investment loss	(0.80) [4]	(0.87)	(0.85)	(0.87)	(0.84)	(0.80)

Portfolio turnover rate	6%	9%[7]	19%[7]	21%[7]	18%[7]	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.28%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$22.98	$38.93	$30.60	$26.77	$30.24	$26.91

Income (loss) from operations:
Net investment loss	(0.19)	(0.45)	(0.58)	(0.42)	(0.41)	(0.45)
Net realized and unrealized gain (loss)	0.37	(10.05)	12.16	6.88	1.61	4.94
Total income (loss) from operations	0.18	(10.50)	11.58	6.46	1.20	4.49

Less distributions from:
Net realized gains	—	(5.45)	(3.25)	(2.63)	(4.67)	(1.16)
Total distributions	—	(5.45)	(3.25)	(2.63)	(4.67)	(1.16)

Net asset value, end of period	$23.16	$22.98	$38.93	$30.60	$26.77	$30.24
Total return[3]	0.78%	(30.48)%	40.15%	25.95%	5.61%	17.40%

Net assets, end of period (000s)	$1,999	$2,365	$5,976	$9,551	$13,912	$36,204

Ratios to average net assets:
Gross expenses	2.00%[4]	1.99%	1.91%	1.92%	1.88%	1.89%
Net expenses[5,6]	2.00 [4]	1.99	1.91	1.92	1.88	1.89
Net investment loss	(1.61) [4]	(1.68)	(1.60)	(1.60)	(1.52)	(1.50)

Portfolio turnover rate	6%	9%[7]	19%[7]	21%[7]	18%[7]	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.09%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$33.87	$54.23	$41.24	$34.98	$37.80	$33.12

Income (loss) from operations:
Net investment loss	(0.16)	(0.34)	(0.43)	(0.31)	(0.29)	(0.30)
Net realized and unrealized gain (loss)	0.53	(14.57)	16.67	9.20	2.14	6.14
Total income (loss) from operations	0.37	(14.91)	16.24	8.89	1.85	5.84

Less distributions from:
Net realized gains	—	(5.45)	(3.25)	(2.63)	(4.67)	(1.16)
Total distributions	—	(5.45)	(3.25)	(2.63)	(4.67)	(1.16)

Net asset value, end of period	$34.24	$33.87	$54.23	$41.24	$34.98	$37.80
Total return[3]	1.09%	(29.97)%	41.14%	26.89%	6.28%	18.24%

Net assets, end of period (000s)	$2,791	$4,533	$7,946	$8,726	$13,742	$12,566

Ratios to average net assets:
Gross expenses	1.28%[4]	1.20%	1.21%	1.19%	1.20%	1.19%
Net expenses[5]	1.28 [4,6]	1.20 [6]	1.21 [6]	1.19 [6]	1.20	1.19
Net investment loss	(0.90) [4]	(0.89)	(0.86)	(0.87)	(0.85)	(0.82)

Portfolio turnover rate	6%	9%[7]	19%[7]	21%[7]	18%[7]	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$31.86	$51.50	$39.40	$33.62	$36.61	$32.21

Income (loss) from operations:
Net investment loss	(0.17)	(0.41)	(0.56)	(0.40)	(0.38)	(0.39)
Net realized and unrealized gain (loss)	0.50	(13.78)	15.91	8.81	2.06	5.95
Total income (loss) from operations	0.33	(14.19)	15.35	8.41	1.68	5.56

Less distributions from:
Net realized gains	—	(5.45)	(3.25)	(2.63)	(4.67)	(1.16)
Total distributions	—	(5.45)	(3.25)	(2.63)	(4.67)	(1.16)

Net asset value, end of period	$32.19	$31.86	$51.50	$39.40	$33.62	$36.61
Total return[3]	1.04%	(30.18)%	40.79%	26.49%	5.99%	17.88%

Net assets, end of period (000s)	$83,652	$74,632	$99,190	$72,116	$73,346	$89,301

Ratios to average net assets:
Gross expenses	1.46%[4]	1.48%	1.48%	1.46%	1.49%	1.47%
Net expenses[5]	1.46 [4,6]	1.48 [6]	1.48 [6]	1.46 [6]	1.49	1.47 [6]
Net investment loss	(1.08) [4]	(1.17)	(1.17)	(1.15)	(1.14)	(1.09)

Portfolio turnover rate	6%	9%[7]	19%[7]	21%[7]	18%[7]	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$37.44	$59.18	$44.62	$37.54	$40.10	$34.97

Income (loss) from operations:
Net investment loss	(0.10)	(0.25)	(0.33)	(0.23)	(0.21)	(0.20)
Net realized and unrealized gain (loss)	0.59	(16.04)	18.14	9.94	2.32	6.49
Total income (loss) from operations	0.49	(16.29)	17.81	9.71	2.11	6.29

Less distributions from:
Net realized gains	—	(5.45)	(3.25)	(2.63)	(4.67)	(1.16)
Total distributions	—	(5.45)	(3.25)	(2.63)	(4.67)	(1.16)

Net asset value, end of period	$37.93	$37.44	$59.18	$44.62	$37.54	$40.10
Total return[3]	1.31%	(29.77)%	41.57%	27.23%	6.61%	18.58%

Net assets, end of period (millions)	$1,079	$1,032	$1,700	$1,419	$1,174	$1,079

Ratios to average net assets:
Gross expenses	0.91%[4]	0.90%	0.91%	0.90%	0.91%	0.90%
Net expenses[5]	0.91 [4,6]	0.90 [6]	0.91 [6]	0.90 [6]	0.91	0.90
Net investment loss	(0.53) [4]	(0.59)	(0.60)	(0.60)	(0.56)	(0.51)

Portfolio turnover rate	6%	9%[7]	19%[7]	21%[7]	18%[7]	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$38.24	$60.25	$45.31	$38.04	$40.52	$35.29

Income (loss) from operations:
Net investment loss	(0.08)	(0.20)	(0.26)	(0.19)	(0.16)	(0.16)
Net realized and unrealized gain (loss)	0.60	(16.36)	18.45	10.09	2.35	6.55
Total income (loss) from operations	0.52	(16.56)	18.19	9.90	2.19	6.39

Less distributions from:
Net realized gains	—	(5.45)	(3.25)	(2.63)	(4.67)	(1.16)
Total distributions	—	(5.45)	(3.25)	(2.63)	(4.67)	(1.16)

Net asset value, end of period	$38.76	$38.24	$60.25	$45.31	$38.04	$40.52
Total return[3]	1.36%	(29.68)%	41.79%	27.39%	6.75%	18.70%

Net assets, end of period (millions)	$2,231	$2,196	$3,479	$2,163	$1,687	$1,176

Ratios to average net assets:
Gross expenses	0.78%[4]	0.78%	0.77%	0.78%	0.77%	0.78%
Net expenses[5]	0.78 [4,6]	0.78 [6]	0.77 [6]	0.78 [6]	0.77	0.78
Net investment loss	(0.39) [4]	(0.47)	(0.47)	(0.48)	(0.43)	(0.39)

Portfolio turnover rate	6%	9%[7]	19%[7]	21%[7]	18%[7]	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of October 1, 2013, the Fund is open for purchases and incoming exchanges only by existing Fund shareholders and certain categories of investors, with certain exceptions. For more information, please see the prospectus supplement dated March 1, 2023.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily

20	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$106,183,377	—	$17,682,616	$123,865,993
Information Technology	983,311,369	—	2,588,677	985,900,046
Other Common Stocks	3,116,274,187	—	—	3,116,274,187
Preferred Stocks:
Health Care	—	—	4,041,600	4,041,600
Information Technology	—	—	8,313,856	8,313,856
Total Long-Term Investments	4,205,768,933	—	32,626,749	4,238,395,682
Short-Term Investments†	78,243,107	—	—	78,243,107
Total Investments	$4,284,012,040	—	$32,626,749	$4,316,638,789

†	See Schedule of Investments for additional detailed categorizations.

(b) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

22	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2023, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

24	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.28%, 2.09%, 1.35%, 1.60%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2023, fees waived and/or expenses reimbursed amounted to $6,931, all of which was an affiliated money market fund waiver.

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$9,754
CDSCs	76

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$271,711,625
Sales	283,683,319

At April 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$3,092,882,135	$1,555,434,794	$(331,678,140)	$1,223,756,654

26	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

4. Derivative instruments and hedging activities

At April 30, 2023, the Fund did not have any derivative instruments outstanding.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$786,576

During the six months ended April 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options†	$25,827

†	At April 30, 2023, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$2,524
Class A	$1,134,157	724,011
Class C	11,222	2,552
Class FI	4,166	4,363
Class R	203,540	77,036
Class I	—	715,301
Class IS	—	61,086
Total	$1,353,085	$1,586,873

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$6
Class A	1,467
Class C	3
Class FI	5
Class R	138
Class I	1,706
Class IS	3,606
Total	$6,931

6. Distributions to shareholders by class

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Net Realized Gains:
Class 1	—	$503,606
Class A	—	134,389,224
Class C	—	805,304
Class FI	—	785,182
Class R	—	10,696,689
Class I	—	154,867,086
Class IS	—	318,120,640
Total	—	$620,167,731

7. Shares of beneficial interest

At April 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	—	—	10,775	$503,606
Shares repurchased	(2,881)	$(111,255)	(7,632)	(340,257)
Net increase (decrease)	(2,881)	$(111,255)	3,143	$163,349

28	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,389,735	$83,073,517	4,122,399	$153,877,697
Shares issued on reinvestment	—	—	2,823,416	125,839,670
Shares repurchased	(2,373,779)	(82,027,733)	(5,290,451)	(200,027,640)
Net increase	15,956	$1,045,784	1,655,364	$79,689,727

Class C
Shares sold	7,914	$189,115	10,382	$292,882
Shares issued on reinvestment	—	—	25,793	791,314
Shares repurchased	(24,491)	(577,251)	(86,775)	(2,363,546)
Net decrease	(16,577)	$(388,136)	(50,600)	$(1,279,350)

Class FI
Shares sold	3,889	$134,859	28,313	$1,037,677
Shares issued on reinvestment	—	—	17,480	785,182
Shares repurchased	(56,223)	(1,957,146)	(58,476)	(2,135,276)
Net decrease	(52,334)	$(1,822,287)	(12,683)	$(312,417)

Class R
Shares sold	588,336	$19,597,093	749,190	$27,494,071
Shares issued on reinvestment	—	—	251,558	10,658,516
Shares repurchased	(331,824)	(10,837,405)	(584,590)	(20,602,569)
Net increase	256,512	$8,759,688	416,158	$17,550,018

Class I
Shares sold	4,972,555	$194,493,369	9,257,719	$394,641,898
Shares issued on reinvestment	—	—	2,609,415	129,270,428
Shares repurchased	(4,078,286)	(156,063,878)	(12,622,388)	(525,932,758)
Shares redeemed in-kind	—	—	(415,097)	(15,848,425)
Net increase (decrease)	894,269	$38,429,491	(1,170,351)	$(17,868,857)

Class IS
Shares sold	7,703,955	$303,473,275	16,737,771	$737,864,788
Shares issued on reinvestment	—	—	5,163,363	260,956,378
Shares repurchased	(7,568,352)	(295,382,532)	(16,475,416)	(700,169,631)
Shares redeemed in-kind	—	—	(5,756,274)	(274,311,202)
Net increase (decrease)	135,603	$8,090,743	(330,556)	$24,340,333

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following companies were considered affiliated companies for

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended April 30, 2023. The following transactions were effected in such companies for the six months ended April 30, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Model N Inc.	$72,608,614	$2,995,728	84,495	—	—
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	2,410,717	102,312,639	102,312,639	$81,250,424	81,250,424
	$75,019,331	$105,308,367		$81,250,424

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2023
Model N Inc.	—	—	$(14,150,704)	$61,453,638
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$388,998	—	23,472,932
	—	$388,998	$(14,150,704)	$84,926,570

9. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 4/30/2023	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	3/21	$2,617,119	$2,588,677	$4.32	0.06%
Brain Corp., Preferred Shares	1,923,387	04/20,11/20	10,146,825	8,313,856	4.32	0.19
Caris Life Sciences Inc., Series C, Preferred Shares	2,075,035	10/20	5,727,097	3,442,809	1.66	0.08
Caris Life Sciences Inc., Series D, Preferred Shares	360,901	05/21	2,923,298	598,791	1.66	0.01
Klaviyo Inc., Common Shares	802,521	05/21	26,789,306	17,682,616	22.03	0.41
			$48,203,645	$32,626,749		0.75%

10. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit

30	ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report

Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2023.

11. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended April 30, 2023, the Fund had no redemptions in-kind. For the year ended October 31, 2022, the Fund had redemptions in-kind with total proceeds in the amount of $290,159,627. The net realized gain on these redemptions in-kind amounted to $160,521,767, which was not realized for tax purposes.

12. Deferred capital losses

As of October 31, 2022, the Fund had deferred capital losses of $15,239,848, which have no expiration date, that will be available to offset future taxable capital gains.

13. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

ClearBridge Small Cap Growth Fund 2023 Semi-Annual Report	31

ClearBridge

Small Cap Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Small Cap Growth Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

ClearBridge Small Cap Growth Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LMFUND/ 656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656- 3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Small Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at

(800) 632-2301.

*	For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FDXX011195 06/23 SR23-4654

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 20, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 20, 2023